Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Loans and borrowings

	2022
	Due through	Effective rates ranged	Carrying Amount
Long term fixed rate debt	2034	1.73% to 3.95%	983,138
Long term variable rate debt	2029	4.97% to 6.35%	191,132
Senior convertible notes	2025	14.68%	270,033

			1,444,303
Current maturities			(142,484)

Loans and borrowings long-term			$1,301,819

	2021
	Due through	Effective rates ranged	Carrying Amount
Long-term fixed rate debt	2033	0.97% to 3.70%	896,607
Long-term variable rate debt	2029	0.31% to 1.47%	235,632
Loan payable	2022		50,014
Senior convertible notes	2025	14.68%	243,380

			1,425,633
Current maturities			(196,602)

Loans and borrowings long-term			$1,229,031

Summary of Maturities of Loans and borrowings	Maturities of the loans and borrowings for the next five years are as follows:

2023	142,484
2024	201,979
2025	202,978
2026	361,455
2027	101,387
Thereafter	434,020

$1,444,303

Summary of Senior convertible notes
The net proceeds from the offering, after deducting the initial purchasers’ discounts, commissions and other transaction costs is as follows:

	Nominal issue	Cost assigned to the debt host liability	Net funding
Date
April 30, 2020	$350,000	$(7,102)	$342,898

Summary of Finance Cost and Income
The detail of finance cost and income is as follows:

	2022	2021	2020
Finance income -
Interest income on short-term bank deposits	$954	$211	$543
Interest income on investment	17,076	10,638	19,420

	$18,030	$10,849	$19,963

Finance cost -
Interests expense on bank loans	$(30,502)	$(26,817)	$(29,711)
Interests expense on senior convertible notes	(42,403)	(38,301)	(23,571)
Interest on factoring	(5,393)	(1,365)	(256)
Interest on lease liabilities (see note 14)	(7,445)	(7,568)	(10,734)
Unwinding of discount and changes in the discount rate	(1,888)	(2,183)	(8,773)

	$(87,631)	$(76,234)	$(73,045)

Changes in Liabilities Arising from Financing Activities
Changes in liabilities arising from financing activities:

			Non-cash movements
	2021	Cash flows	Foreign exchange movement	Leases	Concession Covid-19	Other	2022
Loans and borrowings	$1,425,633	$(27,038)	$—	$—	$—	$45,708	$1,444,303
Lease liability	178,651	(79,017)	(275)	139,014	—	—	238,373

Total liabilities from financing activities	$1,604,284	$(106,055)	$(275)	$139,014	$—	$45,708	$1,682,676

			Non-cash movements
	2020	Cash flows	Foreign exchange movement	Leases	Concession Covid-19	Other	2021
Loans and borrowings	$1,163,900	$210,045	$—	$—	$—	$51,688	$1,425,633
Lease liability	230,510	(80,992)	(348)	30,776	(1,295)	—	178,651

Total liabilities from financing activities	$1,394,410	$129,053	$(348)	$30,776	$(1,295)	$51,688	$1,604,284

Disclousre of detailed information about impact of the embedded derivative on the financial statements
The impact of the embedded derivative on the consolidated statement of financial position and consolidated statement of profit or loss is, as follows:

	Statement of financial position		Statement of profit or loss
	2022	2021	2022	2021	2020
Derivative financial instrument	$251,150	$268,338	$17,189	$(22,778)	$(107,139)